Investments - Debt Securities - Amortized Cost, Gross Unrealized Gains and Losses, Fair Value and Allowance For Credit Loss (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Summary of Investment Holdings [Line Items]
Amortized Cost	$ 48,357	$ 49,296
Allowance for Credit Loss	23	9
Gross Unrealized Gains	115	2,777
Gross Unrealized Losses	6,377	611
Fair Value	42,072	51,453
U.S. government securities
Summary of Investment Holdings [Line Items]
Amortized Cost	5,731	4,515
Allowance for Credit Loss	0	0
Gross Unrealized Gains	1	97
Gross Unrealized Losses	1,008	301
Fair Value	4,724	4,311
Other government securities
Summary of Investment Holdings [Line Items]
Amortized Cost	1,719	1,489
Allowance for Credit Loss	2	0
Gross Unrealized Gains	2	147
Gross Unrealized Losses	251	17
Fair Value	1,468	1,619
Public utilities
Summary of Investment Holdings [Line Items]
Amortized Cost	5,833	6,016
Allowance for Credit Loss	0	0
Gross Unrealized Gains	26	669
Gross Unrealized Losses	692	25
Fair Value	5,167	6,660
Corporate securities
Summary of Investment Holdings [Line Items]
Amortized Cost	26,532	27,817
Allowance for Credit Loss	15	0
Gross Unrealized Gains	59	1,673
Gross Unrealized Losses	3,671	236
Fair Value	22,905	29,254
Residential mortgage-backed
Summary of Investment Holdings [Line Items]
Amortized Cost	498	514
Allowance for Credit Loss	6	2
Gross Unrealized Gains	19	45
Gross Unrealized Losses	59	3
Fair Value	452	554
Commercial mortgage-backed
Summary of Investment Holdings [Line Items]
Amortized Cost	1,813	1,960
Allowance for Credit Loss	0	0
Gross Unrealized Gains	0	75
Gross Unrealized Losses	182	6
Fair Value	1,631	2,029
Other asset-backed securities
Summary of Investment Holdings [Line Items]
Amortized Cost	6,231	6,985
Allowance for Credit Loss	0	7
Gross Unrealized Gains	8	71
Gross Unrealized Losses	514	23
Fair Value	$ 5,725	$ 7,026